FAIR VALUE MEASUREMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Impairment charge, long-lived assets	¥ 16,148	$ 2,534	¥ 18,793
Nonrecurring
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Impairment charge, long-lived assets	¥ 0		¥ 0
Significant unobservable inputs (Level 3) | Measurement Input, Discount Rate [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long lived assets measurement input	14	14